CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) AND REDEEMABLE NONCONTROLLING INTEREST (USD $) In Millions, except Share data, unless otherwise specified	Total USD ($)	Common Stock and Additional Paid-In Capital USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Loss, net of taxes USD ($)	The DIRECTV Group, Inc. Common Shares Common Stock	DIRECTV Class A Common Shares USD ($)	DIRECTV Class A Common Shares Common Stock	DIRECTV Class B Common Shares USD ($)	DIRECTV Class B Common Shares Common Stock
Balance at Dec. 31, 2008	$ 4,631	$ 8,318	$ (3,559)	$ (128)
Balance (in shares) at Dec. 31, 2008					1,024,182,043
Increase (Decrease) in Stockholders' Equity
Net income attributable to DIRECTV	942		942			942
Net Income	1,007
Stock repurchased and retired	(1,696)	(591)	(1,105)
Stock repurchased and retired (in shares)	(71,242,534)				(71,242,534)
Stock options exercised and restricted stock units vested and distributed	35	35
Stock options exercised and restricted stock units vested and distributed (in shares)					4,191,329		1,898,770
Liberty Transaction	(1,145)	(1,145)
Liberty Transaction (in shares)					(957,130,838)		909,479,149		21,809,863
Share-based compensation expense	55	55
Tax benefit from share-based compensation	29	29
Adjustment to the fair value of redeemable noncontrolling interest	(16)	(16)
Other	4	4
Amortization of amounts resulting from changes in defined benefit plan experience and actuarial assumptions, net of tax	(2)			(2)
Cumulative effect of change in functional currency at Sky Brasil, net of tax	(112)			(112)
Foreign currency translation activity during the period, net of tax	179			179
Unrealized gains (losses) on securities, net of tax	7			7
Balance at Dec. 31, 2009	2,911	6,689	(3,722)	(56)
Balance (in shares) at Dec. 31, 2009							911,377,919		21,809,863
Increase (Decrease) in Stockholders' Equity
Net income attributable to DIRECTV	2,198		2,198			2,014		184
Net Income	2,312
Stock repurchased and retired	(5,179)	(973)	(4,206)
Stock repurchased and retired (in shares)	(135,528,774)						(135,528,774)
Stock options exercised and restricted stock units vested and distributed	(30)	(30)
Stock options exercised and restricted stock units vested and distributed (in shares)							6,050,275
Malone Transaction, issued (in shares)							26,547,624
Malone Transaction, converted (in shares)									(21,809,863)
Share-based compensation expense	82	82
Tax benefit from share-based compensation	38	38
Acquisition of noncontrolling interest, including related deferred income taxes	79	79
Adjustment to the fair value of redeemable noncontrolling interest	(323)	(323)
Other	1	1
Amortization of amounts resulting from changes in defined benefit plan experience and actuarial assumptions, net of tax	8			8
Foreign currency translation activity during the period, net of tax	20			20
Unrealized gains (losses) on securities, net of tax	4			4
Less: reclassification adjustment for net gains recognized during period, net of tax	(3)			(3)
Balance at Dec. 31, 2010	(194)	5,563	(5,730)	(27)
Balance (in shares) at Dec. 31, 2010							808,447,044
Increase (Decrease) in Stockholders' Equity
Net income attributable to DIRECTV	2,609		2,609			2,609
Net Income	2,636
Stock repurchased and retired	(5,455)	(825)	(4,630)
Stock repurchased and retired (in shares)	(119,132,986)						(119,132,986)
Stock options exercised and restricted stock units vested and distributed	(48)	(48)
Stock options exercised and restricted stock units vested and distributed (in shares)							1,992,637
Share-based compensation expense	103	103
Tax benefit from share-based compensation	30	30
Adjustment to the fair value of redeemable noncontrolling interest	(24)	(24)
Other	1		1
Amortization of amounts resulting from changes in defined benefit plan experience and actuarial assumptions, net of tax	(30)			(30)
Amortization of amounts resulting from changes in defined benefit plan provisions, net of tax	1			1
Foreign currency translation activity during the period, net of tax	(94)			(94)
Unrealized gains (losses) on securities, net of tax	(6)			(6)
Balance at Dec. 31, 2011	$ (3,107)	$ 4,799	$ (7,750)	$ (156)
Balance (in shares) at Dec. 31, 2011							691,306,695